ACQUISITION OF S AND S BEVERAGE, INC. (Tables)	6 Months Ended
Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of business acquisitions by acquisition

Balance Sheet	Book Value	Fair Value
Accounts receivable, net of allowance of $24,280	$9,437	$33,717
Inventory	240,797	249,648
Property, plant and equipment, net (Website Development)	12,201	12,201
Total Assets	$262,435	$295,566
Accounts payable and accrued liabilities	$55,553	$956
Outstanding checks	23,058	—
Interest payable	11,915	—
Due to customers	19,667	—
Current note payable - related party	811,761	1,050,000.00
Common Stock, $30.05 par value, 10,000 shares issued and outstanding, respectively	300,500	—
Additional paid-in-capital	437,701	—
Accumulated deficit	(1,397,720)	—
Total liabilities and stockholders’ deficit	$262,435	—